Borrowings - Term Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Apr. 03, 2022 CAD ($)	Apr. 03, 2022 USD ($)	Apr. 09, 2021	Apr. 08, 2021	Mar. 28, 2021 CAD ($)	Mar. 28, 2021 USD ($)	Oct. 07, 2020 USD ($)	Oct. 06, 2020 USD ($)
Term loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 370.0				$ 367.8		$ 300,000	$ 113,800
Borrowings, interest rate	4.51%	4.51%
Borrowings, quarterly repayment							$ 750
Borrowings, outstanding amount	$ 370.8	$ 296,300			$ 377.3	$ 300,000
Term loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.25%
Term loan | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							0.75%
Term loan, repricing amendment
Disclosure of detailed information about borrowings [line items]
Borrowings, costs	9.5
Borrowings, transaction costs	$ (0.9)
Term loan, repricing amendment | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.50%